Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	NEPHROS INC
Entity Central Index Key	0001196298
Entity Filer Category	Smaller Reporting Company